Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of share purchase payment plans

	Number of Series A shares
Outstanding as of December 31, 2023	9,163,300	(1)
Purchased during the year	5,209,713
Exercised/vested during the year	(3,880,683)
Forfeited during the year	—
Outstanding as of December 31, 2024	10,492,330	(1)
Purchased during the year	5,668,461
Exercised/vested during the year	(4,925,667)
Forfeited during the year	(295,821)
Outstanding as of December 31, 2025	10,939,303	(1)

(1)	These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2025, 2024 and 2023.

Schedule of vesting period of shares granted

Number of Series A shares	Vesting period
5,471,195	November 2026
3,578,617	November 2027
1,889,491	November 2028
10,939,303

Schedule of retention plan (benefit) expenses

	2025		2024		2023
Benefit arising from cash-settled share-based payments transactions	US$	(141)	US$	(1,131)	US$	(119)
Expense arising from equity-settled share-based payments transactions		6,413		6,309		6,048
Total expense arising from share-based payments transactions	US$	6,272	US$	5,178	US$	5,929